Fair Value Measurement - Changes in level 3 items (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R$ 3,484,690	R$ 461,299
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Opening balance at January 1	461,299
Balance at December 31	3,484,690	461,299
Share-based compensation | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	19,805	52,283	R$ 46,260
Reconciliation of changes in fair value measurement, liabilities [abstract]
Opening balance at January 1	52,283	46,260	34,950
Issue of shares to employees	(32,478)		0
Settlement in cash			0
Reclassification from (to) equity			(513)
Expenses recognized - general and administrative		6,023	11,823
Balance at December 31	R$ 19,805	R$ 52,283	R$ 46,260